Schedule of fair values due to short-term nature of assets and liabilities (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	€ 6,187,966	€ 3,691,420
Marketable Securities	10,718,210	15,084,284
Total cash and cash equivalents and marketable securities	16,906,176	18,775,704
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	6,187,966	3,691,420
Marketable Securities	10,718,210	15,084,284
Total cash and cash equivalents and marketable securities	16,906,176	18,775,704
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Marketable Securities
Total cash and cash equivalents and marketable securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Marketable Securities
Total cash and cash equivalents and marketable securities